Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Capital surplus [Member]	Treasury stock [member]	Retained earnings [Member]	Other components of equity [member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Apr. 01, 2015	¥ 7,382,821	¥ 86,067	¥ 171,118	¥ (26,165)	¥ 6,083,573	¥ 794,034	¥ 7,108,627	¥ 274,194
Comprehensive income for the year
Profit for the year	406,358				344,531		344,531	61,827
Other comprehensive income, net of tax	(554,523)					(533,111)	(533,111)	(21,412)
Total comprehensive income for the year	(148,165)				344,531	(533,111)	(188,580)	40,415
Reclassification to retained earnings					(75,192)	75,192
Transactions with owners and other
Dividends paid	(199,126)				(158,601)		(158,601)	(40,525)
Purchases of treasury stock	(14)			(14)			(14)
Disposal of treasury stock	1			1			1
Equity transactions and others	(3,729)							(3,729)
Total transactions with owners and other	(202,868)			(13)	(158,601)		(158,614)	(44,254)
Ending balance at Mar. 31, 2016	7,031,788	86,067	171,118	(26,178)	6,194,311	336,115	6,761,433	270,355
Comprehensive income for the year
Profit for the year	679,394				616,569		616,569	62,825
Other comprehensive income, net of tax	69,543					79,510	79,510	(9,967)
Total comprehensive income for the year	748,937				616,569	79,510	696,079	52,858
Reclassification to retained earnings					64,219	(64,219)
Transactions with owners and other
Dividends paid	(209,921)				(162,205)		(162,205)	(47,716)
Purchases of treasury stock	(12)			(12)			(12)
Disposal of treasury stock	1			1			1
Equity transactions and others	(1,167)							(1,167)
Total transactions with owners and other	(211,099)			(11)	(162,205)		(162,216)	(48,883)
Ending balance at Mar. 31, 2017	7,569,626	86,067	171,118	(26,189)	6,712,894	351,406	7,295,296	274,330
Comprehensive income for the year
Profit for the year	1,128,639				1,059,337		1,059,337	69,302
Other comprehensive income, net of tax	(159,244)					(159,792)	(159,792)	548
Total comprehensive income for the year	969,395				1,059,337	(159,792)	899,545	69,850
Reclassification to retained earnings					13,322	(13,322)
Transactions with owners and other
Dividends paid	(217,844)				(174,221)		(174,221)	(43,623)
Purchases of treasury stock	(87,083)			(87,083)			(87,083)
Disposal of treasury stock	1			1			1
Total transactions with owners and other	(304,926)			(87,082)	(174,221)		(261,303)	(43,623)
Ending balance at Mar. 31, 2018	¥ 8,234,095	¥ 86,067	¥ 171,118	¥ (113,271)	¥ 7,611,332	¥ 178,292	¥ 7,933,538	¥ 300,557